Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Fair value of financial assets and liabilities
27.	Fair value of financial assets and liabilities

Financial assets -

Except for derivative financial instruments and financial instruments designated at fair value through OCI, all financial assets which included trade and other receivables are classified in the category of loans and receivables, which are non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables financial obligations are classified as loans and borrowings and are carried at amortized cost.

(a)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments of the Group as of December 31, 2025 and 2024, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2025 and 2024, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2025	2024	2025	2024	2025/2024
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	53,571	72,723	53,571	72,723	Level 1
Trade and other receivables	175,124	174,392	175,124	174,392	Level 2
Financial investments designated at fair value through other comprehensive income	163	239	163	239	Level 3
Total financial assets	228,858	247,354	228,858	247,354

Financial liabilities
Trade and other payables	283,907	242,051	283,907	242,051	Level 2
Senior notes	569,414	569,303	541,619	541,508	Level 1
Fixed rate notes and loans	842,741	923,888	834,838	916,415	Level 2
Total financial liabilities	1,696,062	1,735,242	1,660,364	1,699,974

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchies are those described in note 2.3.2 (iv).

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2025 and 2024, there were no transfers between the fair value hierarchies.

Management assessed that cash and cash equivalents; trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of quoted corporate bonds is based on the current value of the notes in the market as of the reporting date.

-	The fair value of the fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the reporting date.

-	The fair value of financial instruments at fair value with changes in OCI has been determined through the percentage of the Company’s shareholding in the equity of Fossal S.A.A.